Regulatory Matters (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Regulatory Matters
Schedule of comparison of the Bank's and Hilltop's consolidated actual capital amounts and ratios to the regulatory minimum requirements and the Bank's regulatory minimum capital requirements needed to qualify as a well-capitalized institution without giving effect to the final Basel III capital rules adopted by the Federal Reserve Board

The following table shows the Bank’s and Hilltop’s consolidated actual capital amounts and ratios compared to the regulatory minimum capital requirements and the Bank’s regulatory minimum capital requirements needed to qualify as a “well-capitalized” institution (dollars in thousands), without giving effect to the final Basel III capital rules adopted by the Federal Reserve Board on July 2, 2013.

					To Be Well Capitalized
			Minimum Capital		Minimum Capital
	Actual		Requirements		Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
March 31, 2014
Tier 1 capital (to average assets):
Bank	$780,226	9.53%	$327,545	4%	$409,431	5%
Hilltop	1,137,727	13.12%	346,871	4%	N/A	N/A
Tier 1 capital (to risk-weighted assets):
Bank	780,226	13.47%	231,644	4%	347,466	6%
Hilltop	1,137,727	18.66%	243,951	4%	N/A	N/A
Total capital (to risk-weighted assets):
Bank	818,760	14.14%	463,288	8%	579,110	10%
Hilltop	1,178,253	19.32%	487,901	8%	N/A	N/A

December 31, 2013
Tier 1 capital (to average assets):
Bank	$762,364	9.29%	$328,275	4%	$410,344	5%
Hilltop	1,112,424	12.81%	347,480	4%	N/A	N/A
Tier 1 capital (to risk-weighted assets):
Bank	762,364	13.38%	227,984	4%	341,976	6%
Hilltop	1,112,424	18.53%	240,159	4%	N/A	N/A
Total capital (to risk-weighted assets):
Bank	797,771	14.00%	455,968	8%	569,960	10%
Hilltop	1,148,736	19.13%	480,318	8%	N/A	N/A

The following table shows the Bank’s and Hilltop’s consolidated actual capital amounts and ratios compared to the regulatory minimum capital requirements and the Bank’s regulatory minimum capital requirements needed to qualify as a “well-capitalized” institution (dollars in thousands), without giving effect to the final Basel III capital rules adopted by the Federal Reserve Board on July 2, 2013.

					To Be Well Capitalized
			Minimum Capital		Minimum Capital
	Actual		Requirements		Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2013
Tier 1 capital (to average assets):
Bank	$762,364	9.29%	$328,275	4%	$410,344	5%
Hilltop	1,112,424	12.81%	347,480	4%	N/A	N/A
Tier 1 capital (to risk-weighted assets):
Bank	762,364	13.38%	227,984	4%	341,976	6%
Hilltop	1,112,424	18.53%	240,159	4%	N/A	N/A
Total capital (to risk-weighted assets):
Bank	797,771	14.00%	455,968	8%	569,960	10%
Hilltop	1,148,736	19.13%	480,318	8%	N/A	N/A

December 31, 2012
Tier 1 capital (to average assets):
Bank	$542,307	8.84%	$245,495	4%	$306,869	5%
Hilltop	871,379	13.08%	266,514	4%	N/A	N/A
Tier 1 capital (to risk-weighted assets):
Bank	542,307	11.83%	183,308	4%	274,961	6%
Hilltop	871,379	17.72%	196,670	4%	N/A	N/A
Total capital (to risk-weighted assets):
Bank	546,598	11.93%	366,615	8%	458,269	10%
Hilltop	875,670	17.81%	393,340	8%	N/A	N/A

Schedule of reconciliation of equity capital to Tier 1 and total capital (as defined)

A reconciliation of equity capital to Tier 1 and total capital (as defined) is as follows (in thousands).

	December 31, 2013		December 31, 2012
	Bank	Hilltop	Bank	Hilltop
Total equity capital	$985,519	$1,311,141	$831,677	$1,144,496
Add:
Minority interests	781	781	2,054	2,054
Trust preferred securities	—	65,000	—	65,000
Net unrealized holding losses on securities available for sale and held in trust	42,901	34,863	1,125	(8,094)
Deduct:
Goodwill and other disallowed intangible assets	(264,822)	(297,174)	(292,341)	(331,508)
Other	(2,015)	(2,187)	(208)	(569)
Tier 1 capital (as defined)	762,364	1,112,424	542,307	871,379
Add: Allowable Tier 2 capital
Allowance for loan losses	35,407	35,407	4,291	4,291
Net unrealized holding losses on equity securities		905	—	—
Total capital (as defined)	$797,771	$1,148,736	$546,598	$875,670

Summary of statutory capital and surplus and statutory net income (loss) of each insurance subsidiary

A summary of statutory capital and surplus and statutory net income of each insurance subsidiary is as follows (in thousands).

	March 31,	December 31,
	2014	2013
Capital and surplus:
National Lloyds Insurance Company	$104,599	$98,602
American Summit Insurance Company	27,687	26,452

	Three Months Ended March 31,
	2014	2013
Statutory net income:
National Lloyds Insurance Company	$5,986	$3,391
American Summit Insurance Company	1,131	251

A summary of statutory capital and surplus and statutory net income (loss) of each insurance subsidiary is as follows (in thousands).

	December 31,
	2013	2012
Capital and surplus:
National Lloyds Insurance Company	$98,602	$94,558
American Summit Insurance Company	26,452	25,761

	Year Ended December 31,
	2013	2012	2011
Statutory net income (loss):
National Lloyds Insurance Company	$3,583	$(3,858)	$(133)
American Summit Insurance Company	521	972	(541)